Right-of use assets	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Right-of use assets
21	Right-of-use assets

	Aircraft and engines	Land use rights	Buildings	Others	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
		(Note 1)
Cost:
At January 1, 2019	187,991	3,671	1,300	138	193,100
Addition s	20,609	225	1,490	51	22,375
Transfer from construction in progress (Note 20 )	10,202	110	—	203	10,515
Reclassification with investment properties (Note 19 )	—	16	—	—	16
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,641)	—	—	—	(2,641)
Disposals	(780)	—	—	—	(780)
At December 31, 2019	215,381	4,022	2,790	392	222,585

At January 1, 2020	215,381	4,022	2,790	392	222,585
Additions	6,526	45	412	190	7,173
Transfer from construction in progress (Note 20)	5,993	2,440	—	226	8,659
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(2,780)	—	—	—	(2,780)
Disposal s
- disposals	(4,419)	—	(180)	—	(4,599)
- disposal of a subsidiary (Note 19(e) )	—	(26)	—	(43)	(69)

At December 31, 2020	220,701	6,481	3,022	765	230,969

Accumulated amortization:
At January 1, 2019	55,048	701	—	—	55,749
Amortization charge for the year	14,485	107	637	34	15,263
Reclassification with investment properties (Note 19)	—	5	—	—	5
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(874)	—	—	—	(874)
Disposals	(769)	—	—	—	(769)

At December 31, 2019	67,890	813	637	34	69,374

At January 1, 2020	67,890	813	637	34	69,374
Amortization charge for the year	14,167	134	997	90	15,388
Transferred to property, plant and equipment on exercise of purchase option (Note 19)	(982)	—	—	—	(982)
Disposals
- disposals	(4,419)	—	(132)	—	(4,551)

- disposal of a subsidiary (Note 19(e))	—	—	—	(7)	(7)
Provision for impairment losses (Note 19(a))	682	—	—	—	682

At December 31, 2020	77,338	947	1,502	117	79,904

Net book value:
At December 31, 2020	143,363	5,534	1,520	648	151,065

At December 31, 2019	147,491	3,209	2,153	358	153,211

Note 1:
The Group was formally granted the rights to use certain parcels of land by the relevant PRC authorities for periods of 30 to 70 years, which expire before 2076.
As at December 31, 2020 and up to the date of approval of these financial statements, the Group is in the process of applying for land use right certificates in respect of certain parcels of land used by the Group. As at December 31, 2020, carrying value of such land use rights of the Group amounted to
RMB3,019
million

(December 31, 2019:
RMB843 million). The Directors of the Company are of the opinion that the use of and the conduct of operating activities at the land referred to above are not affected by the fact that the Group has not yet obtained the relevant land use right certificates.
As at December 31, 2020, no land use right of the Group (December 31, 2019: certain land use rights of the Group with an aggregate carrying value of approximately
RMB87 million) was mortgaged for certain bank borrowings (
Note 35(a)(i))
.

In addition to the amortization charged, the analysis of expense items in relation to leases recognized in profit or loss is as follows:

	2020	2019	2018
	RMB million	RMB million	RMB million
			(Note)
Interest on lease liabilities (Note 15)	5,180	5,302	2,409
Interest rate swaps: cash flow hedge, reclassified from equity (Note 15)	(15)	(18)	(13)
Expense relating to short-term leases	1,257	2,092	—
Expense relating to leases of variable lease payments not included in the measurement of lease liabilities	106	81	—
Total minimum lease payments for leases previously classified as operating leases under IAS 17	—	—	9,920

Note: The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use
assets relating to leases which were previously classified as operating leases under IAS 17. The depreciated carrying amount of the finance lease assets which were previously included in property, plant and equipment and lease prepayments is also identified as right-of-use
assets. After initial recognition of
right-of-use
assets at January 1, 2019, the Group as a lessee is required to recognize the amortization of right-of-use
assets, instead of the previous policy of recognizing rental expenses incurred under operating leases on a straight-line basis over the lease term. Under this approach, the comparative information is not restated. See Note 2(b).
The Group changed the accounting estimates in relation to the depreciation method of components related to engine overhaul costs, with effect from April 1, 2020 (see Note 19(h)).
During the year, additions to
right-of-use
assets were primarily related to the capitalized lease payments payable under new tenancy agreements and newly acquired leasehold aircraft.
Details of total cash outflow for leases and the maturity analysis of lease liabilities are set out in Note 34(d) and Note 36 respectively
.
As disclosed in Note 2(b), the Group has early adopted the Amendment to IFRS 16, COVID-19-
Related Rent Concessions
, and has applied the practical expedient introduced by the Amendment to all leases except for aircraft and engine leases with eligible rent concessions received by the Group during the period. The amount of above rent concessions for the year ended December 31, 2020 was
RMB7 million.